Consolidated Statements of Comprehensive Profit or Loss - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Net revenue from services		R$ 320,376
Cost of services rendered		(147,359)
Gross profit (loss)		173,017
Operating expenses
Selling expenses		(30,595)
General and administrative expenses		(75,709)	R$ (3,353)	R$ (2,988)
Other income, net		31,221	14,550	5,048
Fair value gains (losses) on equity investments at FVPL		40,460	66,709	(352,077)
Operating profit (loss)		138,394	77,906	(350,017)
Financial income		33,606	398	73
Financial expenses		(34,472)	(889)	(1)
Finance income (expense), net		(866)	(491)	72
Share of net loss of joint venture accounted for using the equity method		(6,378)
Profit (loss) before income tax and social contribution		131,150	77,415	(349,945)
Income tax and social contribution
Income tax benefit (expense)		86,683	(25,387)	119,981
Profit for the period/year		217,833	52,028	(229,964)
Profit attributable to:
Total comprehensive profit (loss) for period		R$ 217,833	R$ 52,028	R$ (229,964)
Earnings per share
Basic earnings (loss) per share		R$ 22.77	R$ 2.36	R$ (8.78)
Diluted earnings (loss) per share		R$ 22.77	R$ 2.36	R$ (8.78)
Boa Vista Servicos S A [member]
Condensed Income Statements, Captions [Line Items]
Net revenue from services	R$ 494,615		R$ 872,293	R$ 751,282
Cost of services rendered	(228,167)		(369,293)	(368,952)
Gross profit (loss)	266,448		503,000	382,330
Operating expenses
Selling expenses	(51,945)		(69,116)	(60,329)
General and administrative expenses	(164,213)		(218,302)	(206,574)
Other income, net	36,072		0	0
Operating profit (loss)	86,362		215,582	115,427
Financial income	102,741		154,894	136,958
Financial expenses	(19,006)		(32,269)	(16,229)
Finance income (expense), net	83,735		122,625	120,729
Share of net loss of joint venture accounted for using the equity method	(3,010)		0	0
Profit (loss) before income tax and social contribution	167,087		338,207	236,156
Income tax and social contribution
Income tax benefit (expense)	(59,064)		(40,457)	(60,959)
Profit for the period/year	108,023		297,750	175,197
Profit attributable to:
Owners of the Company	108,023		297,750	175,197
Other comprehensive income	0		0	0
Total comprehensive profit (loss) for period	108,023		297,750	175,197
Total comprehensive income attributable to:
Owners of the Company	R$ 108,023		R$ 297,750	R$ 175,197
Earnings per share
Basic earnings (loss) per share	R$ 0.2037		R$ 0.5607	R$ 0.332
Diluted earnings (loss) per share	R$ 0.2023		R$ 0.5565	R$ 0.329